COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments

2024	$11,415
2025	46,046
2026	19,301
Total minimum lease payments:	76,762
Less amount representing interest	(5,693)
Present value of minimum lease payments:	$71,069